FRANKLIN TEMPLETON INVESTMENTS
                             One Franklin Parkway
                       San Mateo, California 94403-1906





February 5, 2004


Filed Via EDGAR (CIK #0000805650)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      RE:  FRANKLIN MANAGED TRUST (Registrant)
      File Nos. 33-9994 and 811-4894

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 29, 2004.

Sincerely yours,

FRANKLIN MANAGED TRUST



/s/ David P. Goss
Associate General Counsel


DPG/jg

cc:   Bruce G. Leto, Esq.